CONSOLIDATED BALANCE SHEET - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents		€ 7,363	€ 5,674
Financial assets held for trading	[1]	6,012	6,166
Financial assets available for sale	[2]	207	238
Trade and other receivables		15,737	17,593
Inventories		4,621	4,637
Current tax assets		191	383
Other current tax assets		729	689
Other current assets		1,573	2,591
Current assets		36,433	37,971
Non-current assets
Property, plant and equipment		63,158	70,793
Inventory - compulsory stock		1,283	1,184
Intangible assets		2,925	3,269
Equity-accounted investments		3,511	4,040
Other investments		219	276
Other financial assets		1,675	1,860
Deferred tax assets		4,078	3,790
Other non-current assets		1,323	1,348
Non-current assets		78,172	86,560
Assets held for sale		323	14
TOTAL ASSETS		114,928	124,545
Current liabilities
Short-term debt		2,242	3,396
Current portion of long-term debt		2,286	3,279
Trade and other payables		16,748	16,703
Income tax payable		472	426
Other tax payable		1,472	1,293
Other current liabilities		1,515	2,599
Current liabilities		24,735	27,696
Non-current liabilities
Long-term debt		20,179	20,564
Provisions for contingencies		13,447	13,896
Provisions for employee benefits		1,022	868
Deferred tax liabilities		5,900	6,667
Other non-current liabilities		1,479	1,768
Non-current liabilities		42,027	43,763
Liabilities directly associated with assets held for sale		87
TOTAL LIABILITIES		66,849	71,459
SHAREHOLDERS' EQUITY
Non-controlling interest		49	49
Share capital		4,005	4,005
Reserve related to cash flow hedging derivatives net of tax effect		183	189
Other reserves		42,490	52,329
Treasury shares		(581)	(581)
Interim dividend		(1,441)	(1,441)
Net profit (loss)		3,374	(1,464)
Total Eni shareholders' equity		48,030	53,037
TOTAL SHAREHOLDERS' EQUITY		48,079	53,086
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		114,928	124,545
Related parties [member]
Current assets
Trade and other receivables		907	1,100
Other current assets		30	57
Non-current assets
Other financial assets		1,214	1,349
Other non-current assets		46	13
Current liabilities
Short-term debt		164	191
Trade and other payables		2,808	2,289
Other current liabilities		60	88
Non-current liabilities
Other non-current liabilities		€ 23	€ 23

[1]	Income or expense were recognized in the profit and loss account within “Finance income (expense)”.
[2]	In the profit and loss account, economic effects were essentially recognized as expense within “Purchase, services and other” for €933 million (expense for €840 million in 2016) (impairments net of reversal) and as expense for €25 million within “Finance income (expense)” (expense for €276 million in 2016) (exchange rate differences at year-end and amortized cost).